SHAREHOLDERS' EQUITY - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares
Options (millions)
Balance, beginning of year (in shares)	1,600,000	1,600,000	1,400,000	1,400,000
Options granted (in shares)	200,000	200,000	500,000.0	500,000.0
Options exercised (in shares)	0	0	(300,000)	(300,000)
Balance, end of year (in shares)	1,682,723	1,682,723	1,600,000	1,600,000
Exercisable at year-end (in shares)		864,723		600,000
Weighted Average Exercise Price (C $)
Balance, beginning of year (in dollars per share) | $		$ 31.02		$ 27.23
Options granted (in dollars per share)	$ 37.80	37.80	$ 40.33	40.33
Options exercised (in dollars per share)	$ 35.49	19.38	$ 48.66	19.83
Balance, end of year (in dollars per share) | $		32.09		31.02
Exercisable at year end (in dollars per share) | $		$ 27.10		$ 23.84
Number of share options forfeited in share-based payment arrangement	100,000	100,000	0	0
Weighted average exercise price of share options forfeited in share-based payment arrangement | $		$ 35.64		$ 0.00